Stock Option Plan	12 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Option Plan
13. Stock Option Plan

On March 15, 1995, the Company adopted 1995 Stock Option Plan that permits the Company to grant options to officers, directors, employees and others to purchase up to 1,012,500 shares of Common Stock. On September 29, 1997, the Company approved an increase of 549,000 shares making a total of 1,561,500 shares of common stock available under the stock option plan. On January 7, 2002, the Company adopted 2001 Stock Option Plan to purchase an additional 1,125,000 shares of Common Stock. On September 30, 2003, the Company adopted 2003 Stock Option Plan to purchase an additional 900,000 shares of Common Stock. On September 19, 2005, the Company’s shareholders approved an increase of 500,000 shares making a total of 1,400,000 shares of common stock available under the 2003 Stock Option Plan. On August 17, 2007, the Company’s Board of Directors, subject to shareholders’ approval, approved an increase of 400,000 shares making a total of 1,800,000 shares of common stock available under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual Shareholders’ Meeting held on October 9, 2007. On August 13, 2010, the Company’s Board of Directors, subject to shareholders’ approval, approved an increase of 800,000 shares making a total of 2,600,000 shares of common stock available under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual Shareholders’ Meeting held on September 16, 2010.
At March 31, 2012, options to purchase an aggregate of 5,269,000 common shares had been granted under the stock option plans. Options granted under the stock option plans are exercisable for a period of up to 10 years commencing on the date of grant, at a price equal to at least the fair market value of the Common Stock at the date of grant, and may contain such other terms as the Board of Directors or a committee appointed to administer the plan may determine. All the options expire 10 years from the date of grant and vest immediately or over a period of 1 to 10 years. A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2010		2011		2012
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	1,066,000	$9.19	690,500	$10.19	687,500	$10.23
Granted during the year	233,000	2.09	—	—	1,000,000	2.14
Exercised during the year	(401,000)	1.75	(3,000)	2.09	(2,000)	2.09
Canceled or expired	(207,500)	12.27	—	—	—	—
Outstanding and exercisable at the end of the year	690,500	$10.19	687,500	$10.23	1,685,500	$5.44

Range of exercise price per share	$1.34 to $14.10		$1.34 to $14.10		$1.34 to $14.10

The weighted average fair value of options granted for the years ended March 31, 2010, 2011 and 2012 was $0.54, $nil and $0.549 per share, respectively. The total intrinsic value of options exercised during the years ended March 31, 2010, 2011 and 2012 was $940, $4 and $2, respectively. At March 31, 2012, the aggregated intrinsic value of options outstanding and exercisable was $313.

There were 207,500, nil and nil options canceled for the years ended March 31, 2010, 2011 and 2012. The weighted average remaining contractual life of the share options outstanding at March 31, 2012 was 7.27 years. At March 31, 2010, 2011 and 2012, there were 217,500, 1,017,500 and 17,500 options available for future grant under the plans, respectively.